General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of general and administrative expenses
Employee benefit expenses (excluding crew) consist of:

	For the year ended December 31,
In thousands of U.S. dollars	2020	2019	2018
Short term employee benefits (salaries)	$18,099	$16,776	$9,605
Share based compensation (see Note 14)	28,506	27,421	25,547
	$46,605	$44,197	$35,152